Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Apr. 19, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000143962
Account Value [Line Items]
Line Graph and Table Measure Name				The Gold Bullion Strategy Fund
Accumulated Value	$ 10,000		$ 8,979			$ 9,940		$ 9,474		$ 11,015		$ 13,058		$ 12,173		$ 11,538		$ 12,661		$ 15,635		$ 24,828
C000126480
Account Value [Line Items]
Line Graph and Table Measure Name				The Gold Bullion Strategy Fund
Accumulated Value		$ 10,000			$ 10,680		$ 11,897		$ 11,412		$ 13,347		$ 15,920		$ 14,926		$ 14,233		$ 15,710		$ 19,507		$ 31,088
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,821			13,183		12,605		16,574		19,624		25,257		20,683		26,120		32,655		38,494
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P GSCI Gold Index
Accumulated Value	$ 10,000		$ 9,111			$ 10,276		$ 9,987		$ 11,788		$ 14,257		$ 13,647		$ 13,547		$ 15,284		$ 19,352		$ 31,443
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P GSCI Gold Index
Accumulated Value		$ 10,000			$ 10,775		$ 12,152		$ 11,811		$ 13,940		$ 16,861		$ 16,140		$ 16,021		$ 18,075		$ 22,887		$ 37,185